Inventories, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventories, Net [Abstract]
Inventory write-down	$ 105,024	$ 9,267	$ 5,976